Transactions with Joint Venture, Associates, and Unconsolidated Entities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Accounts receivable and other assets	R$ 5,929	R$ 5,328
Accounts payable and other liabilities	67,654	87,085
Revenue from services rendered	119	86
Operating costs and expenses	(215,079)	(258,114)
Other Entities
Related Party Transaction [Line Items]
Accounts receivable and other assets	5,929	5,328
Accounts payable and other liabilities	5,560	7,731
Revenue from services rendered	119	86
Operating costs and expenses	(29,856)	(37,163)
Hispamar
Related Party Transaction [Line Items]
Accounts payable and other liabilities	62,094	79,354
Operating costs and expenses	R$ (185,223)	R$ (220,951)